Inventories (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Excess of LIFO replacement cost over carrying value	$ 144,283,000	$ 307,706,000
Benefit related to LIFO decrement	$ 19,512,000	$ (13,472,000)	$ 2,526,000